Summary of Significant Accounting Policies - Additional Information (Detail)	11 Months Ended
Dec. 31, 2020 USD ($) shares
Significant Accounting Policies [Line Items]
Federal depository insurance coverage	$ 250,000
Cash and cash equivalents, at carrying value	$ 0
Weighted average number of ordinary shares outstanding | shares	35,476,667